SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment	☐

Post-Effective Amendment No. 18 (File No. 333-146374)	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19 (File No. 811-22127)	☒

COLUMBIA FUNDS VARIABLE SERIES TRUST II

50606 Ameriprise Financial Center

Minneapolis, MN 55474

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

Approximate Date of Proposed Public Offering: May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION | PRELIMINARY PROSPECTUS | Dated as of January 18, 2012

Prospectus

Columbia Variable Portfolio – Emerging Markets Bond Fund

Preliminary Prospectus [            ], 2012

Columbia Variable Portfolio — Emerging Markets Bond Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.

The Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

Summary of the Fund	3p
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	3p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	5p
Buying and Selling Shares	5p
Tax Information	5p
Financial Intermediary Compensation	5p
More Information About the Fund	6p
Investment Objective	6p
Principal Investment Strategies of the Fund	6p
Principal Risks of Investing in the Fund	6p
More About Annual Fund Operating Expenses	8p
Other Investment Strategies and Risks	8p
Fund Management and Compensation	10p
Buying and Selling Shares	12p
Description of the Share Classes	12p
Buying, Selling and Transferring Shares	13p
Distributions and Taxes	16p
Additional Services and Compensation	16p
Additional Management Information	17p
Potential Conflicts of Interest	17p

2p	COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio (VP) — Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	[ ]	[ ]
Distribution and/or service (12b-1) fees	[ ]	[ ]
Other expenses	[ ]	[ ]
Acquired fund fees and expenses	[ ]	[ ]
Total annual fund operating expenses	[ ]	[ ]
Less: Fee waiver/expense reimbursement(b)	[ ]	[ ]
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	[ ]	[ ]

(a)	Expense ratios are based on estimated amounts for the current fiscal year.
(b)

Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until [            ], unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not, subject to applicable exclusions, exceed [        ]% for Class 1 and [        ]% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	[ ]	[ ]
Class 2	[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	3p

governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and those in the lower rating categories of recognized rating agencies or considered by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

4p	COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Rule 144A Securities Risk. The Fund may invest significantly Rule 144A securities which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the J.P. Morgan Emerging Markets Bond Index-Global.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2012
Jim Carlen, CFA	Portfolio Manager	2012

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	5p

More Information About the Fund

INVESTMENT OBJECTIVE

Columbia VP — Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees (the Board) without shareholder approval upon 60 days’ prior written notice. Because any investment involves risk, there is no assurance this objective can be achieved.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and those in the lower rating categories of recognized rating agencies or considered by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

In pursuit of the Fund’s objective, the Investment Manager chooses investments by:

•	Analyzing the creditworthiness of emerging market countries.

•

Seeking to evaluate the best relative value opportunities among emerging market countries, by comparing sovereign debt spreads to fundamental creditworthiness and comparing the recent sovereign debt spread relationships among countries to historic relationships.

•	Seeking to identify emerging markets bonds that can take advantage of attractive local interest rates and provide exposure to undervalued currencies.

In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:

•	The security is overvalued.

•	The security has new credit risks.

•	The security continues to meet the standards described above.

The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A which are determined to be liquid in accordance with procedures adopted by the Board.

The Investment Manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

6p	COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. In addition, investments in emerging markets debt obligations also are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because emerging markets governments and other issuers have historically high default rates. Lower quality or unrated securities held by the Fund may present increased credit risk.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. Below-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Below-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	7p

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities which are determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s estimated average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements.

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses as described below) through [            ], unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of [        ]% for Class 1 and [        ]% for Class 2.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs)), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

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OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs, also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use other derivatives such as futures, options, forward contracts and swaps, including credit default swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase investment flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

For more information on strategies and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI. For more information on the Fund’s holdings, see the Fund’s annual and semiannual reports when available.

Investing Defensively. The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance. See also “Investing in Money Market Funds” under the section “Additional Management Information” for more information.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	9p

Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value of or return on its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and, when available, its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Board has adopted a policy prohibiting the Investment Manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the Investment Manager to the Columbia funds and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia funds, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

10p	COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement), the fee is [        ]% of the Fund’s average daily net assets on the first $[        ], gradually reducing to [        ]% as assets increase. Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement will be available in the Fund’s semiannual report to shareholders for the period ending June 30, 2012.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2012.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the Investment Manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Jim Carlen, CFA, Portfolio Manager

•	Managed the Fund since 2012.

•	Sector Manager of the Global Rates and Currency Sector Team.

•	Joined the Investment Manager in 1996 as an international economist.

•	Began investment career in 1996.

•	MS, Georgetown University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	11p

Buying and Selling Shares

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors	Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the insurance company that issued your contract, qualified pension and retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 shares. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

Selling Agent Compensation

The Distributor and the Investment Manager make payments, from their own resources, to selling agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the Columbia Funds. The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the intermediary. The Distributor and the Investment Manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.

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Amounts paid by the Distributor and the Investment Manager and their affiliates are paid out of the Distributor’s and the Investment Manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make marketing/sales support payments. Your selling agent may charge you fees and commissions in addition to those described herein. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

Buying, Selling And Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or ) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	13p

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own investment eligibility criteria, cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in a Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares — Excessive Trading Practices Policy of Non-Money Market Funds below.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund. For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	15p

foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Distributions and Taxes

REINVESTMENTS

All distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Funds.

Transfer Agency Services. Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

16p	COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS

Additional Management Information

Affiliated Products. Columbia Management serves as Investment Manager to the Columbia Funds, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other Columbia Funds, including the Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Investment Manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Investing in Money Market Funds. The Funds may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the FDIC or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Funds may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the Securities and Exchange Commission website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND — 2012 PROSPECTUS	17p

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Additional information about the Fund and its investments is available in the Fund’s SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, or to request other information about the Fund or to make a shareholder inquiry, contact your financial intermediary or the Fund directly through the address or telephone number below.

Since shares of the Fund are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the Distributor, they are not offered to the public. Because of this, the Fund’s offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-22127

S-        -99 A (5/12)

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION | PRELIMINARY SAI | Dated as of January 18, 2012

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

April     , 2012

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Emerging Markets Bond Fund

The Fund offers Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc.

This is the Statement of Additional Information (“SAI”) for Columbia Variable Portfolio – Emerging Markets Bond Fund (the
“Fund”). This SAI is not a prospectus. It should be read together with the Fund’s current prospectus dated the same date as this SAI. For a free copy of a Fund prospectus, annual or semiannual report, when available, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia and Columbia Acorn branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Corp., P.O. Box
8081, Boston, MA 02266-8081 or call 800.345.6611.

The current prospectus for the Fund is incorporated in this SAI by reference.

Unless the context indicates otherwise, references herein to “each fund,” “the funds, “a fund” or “funds” indicates the disclosure is applicable to each fund in the Fund Family managed by Columbia Management Investment Advisers, LLC (“Columbia Management” or “Investment Manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc.
(“Ameriprise Financial”), and distributed by Columbia Management Investment Distributors, Inc. (the “Distributor”).

The
Fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the Fund. Detailed information about Fund governance, Columbia Management, and other aspects of Fund management can be found by referencing the Table of Contents.

Fundamental and Nonfundamental Investment Policies

p. 3

Investment Strategies and Types of Investments

p. 4

Information Regarding Risks and Investment Strategies

p. 6

Securities Transactions

p. 33

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

p. 36

Valuing Fund Shares

p. 37

Portfolio Holdings Disclosure

p. 38

Proxy Voting

p. 41

Investing in a Fund

p. 43

Taxes

p. 45

Service Providers

p. 45

Organizational Information

p. 50

Board Members and Officers

p. 51

Information Regarding Pending and Settled Legal Proceedings

p. 65

Independent Registered Public Accounting Firm

p. 66

Appendix A: Description of Ratings

p. A-1

Appendix B: Proxy Voting Guidelines

p. B-1

Preliminary Statement of Additional Information – April , 2012

List of Tables

1.

Investment Strategies and Types of Investments

p. 4

2.

Investment Management Services Agreement Fee Schedule

p. 46

3.

Portfolio Managers

p. 46

4.

Administrative Services Agreement Fee Schedule

p. 48

5.

Fund History Table

p. 50

6.

Board Members

p. 51

7.

Fund Officers

p. 56

8.

Board Member Holdings — All Funds

p. 61

Preliminary Statement of Additional Information – April , 2012

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of the Fund’s other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

•

The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

•

The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund’s total assets, except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

•

The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

•

The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

•

The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

•

  The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•

While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies may be changed by the Board at any time and are in addition to those described in the prospectus.

•

No more than 15% of the Fund’s net assets will be held in securities and other instruments that are illiquid.

Preliminary Statement of Additional Information – April , 2012

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the Fund is allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a Fund. For a description of principal risks for an individual Fund, please see the applicable prospectus for that Fund. Notwithstanding a Fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Table 1. Investment Strategies and Types of Investments

Investment Strategy

Allowable for the Fund

Agency and government securities

—

Borrowing

—

Cash/money market instruments

—

Collateralized bond obligations

—

Commercial paper

—

Common stock

—

Convertible securities

—

Corporate bonds

—

Debt obligations

—

Depositary receipts

—

Derivative instruments (including options and futures)

—

Exchange-traded funds

—

Floating rate loans

—

Foreign currency transactions

—

Foreign securities

—

Funding agreements

—

High yield debt securities (junk bonds)

—

Illiquid and restricted securities

—

Indexed securities

—

Inflation protected securities

—

Initial Public Offerings (IPOs)

Inverse floaters

—

Investment companies

—

Lending of portfolio securities

—

Loan participations

—

Mortgage- and asset-backed securities

—

Mortgage dollar rolls

—

Municipal obligations

—

Pay-in-kind securities

—

Preferred stock

—

Real estate investment trusts

—

Repurchase agreements

—

Reverse repurchase agreements

—

Short sales

A

Sovereign debt

—

Structured investments

—

Preliminary Statement of Additional Information – April , 2012

Investment Strategy

Allowable for the Fund

Swap agreements

—

Variable- or floating-rate securities

—

Warrants

—

When-issued securities and forward commitments

—

Zero-coupon and step-coupon securities

—

A.
The Fund is not prohibited from engaging in short sales, however, it will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Preliminary Statement of Additional Information – April , 2012

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk
characteristics applicable to the Fund. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the Fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a Fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. The Fund is actively
managed; performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving a particular Fund’s investment objective. Due to its active management, a Fund could underperform other mutual funds with similar investment objectives and strategies.

Borrowing Risk. To the extent a fund
borrows money for investment purposes, which is commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the Fund’s exposure if the Fund did not borrow. The Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the Fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing. When the Fund borrows money it must comply with certain asset coverage requirements, which at times may require the Fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the Fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the Fund’s investments. To the extent the Fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a Fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying instrument, for example, a security, pools of securities, options, futures, indexes, currencies or interest rate. Losses involving derivative instruments may be substantial, because a relatively small

Preliminary Statement of Additional Information – April , 2012

price movement in the underlying security(ies), instrument, currency, index or rate may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to its principal risks (as described in the Fund’s prospectus) to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a Fund.

Leverage risk is the risk
that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are traded over-the-counter (OTC) and, therefore, are not traded on an exchange, may present liquidity risk to the Fund.

Derivatives Risk – Credit Default Swaps. The Fund may enter into credit default swap agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit
Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk – Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk – Forward Rate
Agreements. The Fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including Counterparty Credit Risk, Hedging Risk and Interest Rate Risk.

Derivatives Risk – Futures Contracts. The Fund may enter into futures contracts, including currency, bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short”
position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures

Preliminary Statement of Additional Information – April , 2012

contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk – Interest Rate Swaps. The Fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives
Risk – Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

Derivatives Risk – Options. The Fund may enter into option transactions. If the Fund sells a put option, there is a risk that the
Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. These transactions involve risk, including correlation risk, Counterparty Credit risk, hedging risk and Leverage Risk.

Derivatives Risk – Swaps. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk – Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Derivatives Risk – Warrants. Warrants are securities giving
the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Exchange-Traded Fund (ETF) Risk. The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular index), which subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons.
There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Preliminary Statement of Additional Information – April , 2012

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a Fund invests
may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Foreign Currency Risk. The Fund’s exposure to
foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad.
As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing.
Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, and other conditions of the country. These conditions can include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU)
presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Preliminary Statement of Additional Information – April , 2012

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are typically in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and repay principal when due than to changes in interests rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a Fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a
Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the Fund’s portfolio are subject to the risk of losses attributable to changes in interest rates.
Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer, or the
value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in the Fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as

Preliminary Statement of Additional Information – April , 2012

collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market
value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally,
rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund.
Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the Fund in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A Fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a Fund is known as “portfolio turnover.” The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a Fund. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the Fund, the higher the transaction costs borne by the Fund generally will be. Transactions in the Fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund’s investments are locked in at a lower rate for a longer period of time.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule
144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial

Preliminary Statement of Additional Information – April , 2012

delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Sector Risk. If a fund emphasizes one or more economic
sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small
and medium capitalization companies often involve greater risks than investments in larger, more established companies because small and medium capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt
Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest, including in a timely manner, may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risk of Foreign/Emerging Markets Investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Tax Risk. As
a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a Fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance
Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change.

Preliminary Statement of Additional Information – April , 2012

Value Securities Risk. Value-oriented securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI.

Borrowing

If the Fund borrows money,
its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the
Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the
Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a
Fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are
marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A Fund may invest its daily cash balance in Columbia
Short-Term Cash Fund, a money market fund established for the exclusive use of the Fund Family and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like
CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Preliminary Statement of Additional Information – April , 2012

Although one or more of the other risks described in this SAI may apply, the largest risks associated with
CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and
Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are
debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and
High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest
Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Preliminary Statement of Additional Information – April , 2012

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt.
The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be
affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and
High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See
Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include:
Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks associated with the investments in underlying foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging
Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, an index or some other underlying instrument. A small change in the value of the underlying security, currency, index or instrument can cause a sizable percentage gain or loss in the price of the derivative instrument.

Preliminary Statement of Additional Information – April , 2012

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security
(in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock
Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A Fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

Preliminary Statement of Additional Information – April , 2012

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A Fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As
permitted under federal income tax laws and to the extent a Fund is allowed to invest in futures contracts, a Fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a Fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has
ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument.
The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

Preliminary Statement of Additional Information – April , 2012

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counter Party
Risk, Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The Fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that the
ETFs in which a Fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the securities in which the ETFs invest, including Market Risk. ETFs using a “passive” investment strategy generally will not attempt to take defensive positions in volatile or declining markets.
Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider.
Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the Funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index (as the case may
be) or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the

Preliminary Statement of Additional Information – April , 2012

borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A Fund’s ability to receive payments of
principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the Fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to
not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the Fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Preliminary Statement of Additional Information – April , 2012

Foreign Currency Transactions

Investments in foreign securities usually involve currencies of foreign countries. In addition, a Fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a
Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A Fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest
is actually received.

A Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a Fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A Fund may also enter into forward contracts when its
management believes the currency of a particular country will increase in value relative to another currency. A Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The Funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of
U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.

A Fund may designate cash or securities in an amount equal to the value of the Fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund’s commitments on such contracts.

Preliminary Statement of Additional Information – April , 2012

At maturity of a forward contract, a Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a Fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a
Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a Fund may buy put options on the foreign currency. If the value of the currency does decline, a Fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a Fund plans to buy, or where a Fund would benefit from increased exposure to the currency, a Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A Fund may write options on foreign currencies
for the same types of purposes. For example, when a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through
financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default.
Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially

Preliminary Statement of Additional Information – April , 2012

permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Fund’s investments denominated in that currency over time.

A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The Fund would not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. market and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social,

Preliminary Statement of Additional Information – April , 2012

or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a
single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements

A Fund may invest in
funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks
described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield
Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade
(lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates.
Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are
designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities.
To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Preliminary Statement of Additional Information – April , 2012

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a Fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities

The value of indexed
securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative
Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and
interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate.
Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other
than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. The Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial
Public Offering (IPO) Risk.

Inverse Floaters

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses. The Fund is also subject to the risks associated with investing in such investment companies.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities

To
generate additional income, a Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the Funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement,
the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S.
government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

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Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation if the Fund has knowledge of a material event to be voted on that would affect the Fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations

Loans, loan
participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are
hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

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Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks
described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar
rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although
one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal.
Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do

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not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or
more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs
often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this
SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks
described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase
Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales

In short-selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be

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more or less than the price at which the security was sold by a Fund, which may result in a loss or gain to the Fund, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A Fund may not always be able to borrow a security
it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short
Sales Risk.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect
to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes
Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result, a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a Fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A Fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
In certain circumstances, a Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are
usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements
are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including
LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

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Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit
default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A Fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a Fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a Fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the
Fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or
“earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or
more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury
obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest

Preliminary Statement of Additional Information – April , 2012

rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

U.S. Government obligations also include senior unsecured debt securities issued between
October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP program is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and
related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S.
Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity.
However, no assurance can be given that the U.S. Government can or would provide financial support to any of these entities, including whether or not the U.S. Government is obligated to do so by law.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants

Warrants are securities giving
the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date if any.

Preliminary Statement of Additional Information – April , 2012

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one
or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations
that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the
Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager and subsidiaries have been directed to use best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management
Investment Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting
broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

Preliminary Statement of Additional Information – April , 2012

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the
Fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in Fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues;
on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the Funds (or by any subadviser to any other client of the subadviser)
even though it is not possible to relate the benefits to any particular account or Fund.

On occasion, it may be desirable to compensate a
broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a Fund and the other Funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of Fund commissions may create potential conflicts of interest between the investment manager or subadviser and a Fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of Fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that Fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the Fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the Fund) may have an interest that potentially conflicts with the interests of the Fund.
For example, an affiliate of Ameriprise Financial may sell securities to the Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the Fund participates.

Preliminary Statement of Additional Information – April , 2012

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a Fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the Fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the
Fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for Funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations

From time to time, the investment manager or subadviser for
a Fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a Fund may be limited or prevented from acquiring securities of an issuer that the Fund’s investment manager may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a Fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the Funds’
affiliates, even if the purchases alone on behalf of a specific Fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a Fund’s investment manager may inadvertently breach these limits, and a Fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the Fund’s investment manager may otherwise prefer to continue to hold such securities. At certain times, the Funds may be restricted in their investment activities because of relationships an affiliate of the Funds, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio
management teams in its multiple locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, Funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a Fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

Preliminary Statement of Additional Information – April , 2012

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management
Services Agreement.

Preliminary Statement of Additional Information – April , 2012

Valuing Fund Shares

In determining net assets before shareholder transactions, a Fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the “Exchange”):

•

  Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•

Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•

Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•

Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•

Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•

Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•

Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•

Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•

When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Performance Information

Beginning in 2012, in presenting performance information for newer share classes, if any, of a Fund, the Fund typically includes, for periods prior to the offering of such share classes, the performance of the Fund’s oldest share class (except as otherwise disclosed), adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable, based on the expense ratios of those share classes for the Fund’s most recently completed fiscal year for which data is available at December 31, 2011 or, for funds and classes first offered after January 1, 2012, the expected expense differential at the time the newer share class is first offered. The performance of the Fund’s newer share classes would have been substantially similar to the performance of the Fund’s oldest share class because all share classes of a
Fund are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses (although differences in expenses between share classes may change over time).

Preliminary Statement of Additional Information – April , 2012

Portfolio Holdings Disclosure

The Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of a Fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website. The information is available on the Funds’ website as described below.

•

For equity, convertible and balanced funds (other than the equity funds identified below), a complete list of fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

•

For funds that are subadvised by Brandes Investment Partners, L.P. and Marsico Capital Management, LLC, Columbia Select Small Cap Fund, Columbia Small
Cap Growth Fund I and Columbia Small Cap Growth Fund II, a complete list of fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•

  For fixed-income funds, a complete list of fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end is posted no later than five business days after such month-end.
Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on
Form N-MFP. Money market fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of Funds owned solely by affiliates of the investment manager are not be disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the investment manager makes publicly available information regarding certain Fund’s largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiamanagement.com, approximately 15 calendar days following the month-end.

Preliminary Statement of Additional Information – April , 2012

The scope of the information that is made available on the Funds’ website pursuant to the Funds’ policies may change from time to time without prior notice.

Other Disclosures

The Funds’
policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the investment manager, the Funds’ distributor or any affiliated person of a Fund, the investment manager or distributor on the other; and
(iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Funds with their day-to-day business affairs. These service providers include each Fund’s sub-advisor(s) (if any), affiliates of the investment manager, the Funds’ custodian, sub-custodians, the Funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund also discloses portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, compliance department, and the Funds’ President. The PHC is authorized by the Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund’s President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio
Holdings Disclosure Arrangements:

The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in

Preliminary Statement of Additional Information – April , 2012

exchange for this information. In addition to the daily information provided to a Fund’s custodians, subcustodians, administrator, investment manager and subadvisers, the following disclosure arrangements are in place:

Identity of recipient

Conditions/Restrictions on use of information

Frequency of disclosure

Barclays Point

Use for analytics including risk and attribution assessment.

Daily

Bitlathe

Website support for fund holdings and performance disclosure.

Monthly

Bloomberg

Use for portfolio analytics.

Daily

Bloomberg, L.P.

Use for independent research of Funds. Sent monthly, approximately 30 days after month end.

Monthly

Broadridge Financial Solutions, Inc.

Proxy voting and research utilized by Marsico Capital Management LLC, subadviser to certain Columbia Funds

Daily, as needed

Cenveo, Inc.

May be used for printing of prospectuses, factsheets, annual and semi-annual reports.

As Needed

Citigroup

Access when assisting in resolving technical difficulties with YieldBook, an analytic software program that the investment manager uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.

Daily

CMS Bondedge

Access when assisting in resolving technical difficulties with application used by the investment manager’s Fixed Income Portfolio Management team as an analytical and trading tool.

Ad Hoc

FactSet Research Systems

Use for provision of quantitative analytics, charting and fundamental data to the investment manager.

Daily

Harte Hanks

May be used for printing of prospectuses, factsheets, annual and semi-annual reports.

As Needed

Institutional Shareholder Services (ISS)

Proxy voting administration and research on proxy matters.

Daily

Investment Technology Group (ITG, formerly known as Plexus Group)

Evaluation and assessment of trading activity, execution and practices by the investment manager.

Quarterly

InvestorTools, Inc.

Access granted solely for the purpose of testing back office conversion of trading systems.

Daily

InvestorTools, Inc.

Provide descriptive data for municipal securities.

Daily

Kynex

Use to provide portfolio attribution reports for the Columbia Convertible Securities Fund.

Daily

Linedata Services, Inc.

Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.

Ad Hoc

Lipper / Thomson Reuters Corp. (Lipper)

Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.

Monthly

Malaspina Communications

Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.

Quarterly

Merrill Corporation

May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.

As Needed

Morningstar, Inc.

For independent research and ranking of funds. Provided monthly with a 30 day lag

Monthly

R.R. Donnelley & Sons Company

May provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.

As needed

Preliminary Statement of Additional Information – April , 2012

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The following description of the Proxy Voting Policies
and Procedures, as well as the Proxy Voting Guidelines attached as Appendix B, apply to the Fund, as well as the other funds in the Fund Family, which are governed by the same Board of Trustees.

The Funds uphold a long tradition of supporting sound and principled corporate governance. In furtherance thereof, the Funds’ Board of Trustees
(“Board”), which consist of a majority of independent Board members, determines policies and votes proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia
Management”), provides support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•

  The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•

The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•

Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense mechanisms

The Board generally
supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis,

Auditors

The Board values the independence of auditors based on established criteria. The
Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management compensation issues

The
Board expects company management to give thoughtful consideration to providing competitive compensation and incentives, which are reflective of company performance, and are incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

Preliminary Statement of Additional Information – April , 2012

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues

The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

Additional details can be found in the funds’ Proxy Voting Guidelines (see Appendix B).

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The
Board has implemented policies and procedures that have been reasonably designed to vote proxies in the best economic interests of the funds’ shareholders, and to address any conflicts between interests of a fund’s shareholders and those of Columbia Management or other affiliated persons.

The Board votes proxies on behalf of the funds. Columbia Management provides support to the Board in connection with the proxy voting process, and has assigned responsibility to the Columbia Management Proxy Administration Team (“Proxy Team”) to administer proxies on behalf of the funds. In exercising its responsibilities, the Proxy Team may rely upon the research or recommendations of one or more third party research providers. The Proxy Team assists the Board in identifying situations where its voting guidelines do not clearly direct a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s voting guidelines based on recommendations from Columbia Management investment personnel (or the investment personnel of a fund’s subadviser(s)), information obtained from independent research firms or other sources. The Proxy Team makes all recommendations in writing. Except for proposals where the recommendation from
Columbia Management concurs with the recommendations from company management and the independent research firms, the Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal. If Columbia Management, company management and the independent research firms recommend the same action on such proposals, Columbia Management is authorized to vote in accordance with the consensus recommendation.

On an annual basis, or more frequently as determined necessary, the Board reviews the voting guidelines to determine whether changes are appropriate. The Board may consider recommendations from Columbia Management to revise the existing guidelines or add new guidelines. Typically, changes to the voting guidelines are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots. The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director or proposals on foreign company ballots), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside The United States (Non-U.S. Countries)

Voting proxies for
companies not domiciled in the United States may involve greater effort and cost due to a variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require trading of securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan

The funds from time to time engage in lending securities held in certain funds to third parties in order to generate additional income. The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy.
While in general, neither the Board nor Columbia Management assesses the economic impact and benefits

Preliminary Statement of Additional Information – April , 2012

of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. However, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger, acquisition or a proxy contest, and the Funds’ ownership position is significant (as determined by thresholds established by the Board), the Board has established a guideline to direct Columbia Management to endeavor to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in Affiliated Funds

Certain Funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through columbiamanagement.com or searching the website of the SEC at www.sec.gov.

Investing in a Fund

PURCHASING SHARES

As a contract owner or
participant in a Qualified Plan, you may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more funds. Your purchase price will be the next
NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you
own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your
value in your Account investing in shares of the Fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent.
The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

A Fund will sell any shares presented by the shareholders Accounts of participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on buying and selling fund shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a
Fund to sell shares for more than seven days. Such emergency situations would occur if:

•

  The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

Preliminary Statement of Additional Information – April , 2012

•

  Disposal of a Fund’s securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

•

The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

The Fund and the distributor reserve the right to reject any business, in its sole discretion.

Preliminary Statement of Additional Information – April , 2012

Taxes

The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).

To qualify as a RIC, the Fund must distribute, for its taxable year, at least 90% of its investment company taxable income plus at least 90% of its net tax-exempt income. The Fund intends to distribute 100% of all net income, including net capital gain, to avoid federal income tax. The Fund intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their “separate accounts” which hold shares in the Fund to qualify for special tax treatment described below. Under a Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. If no more than 55% of the assets of the funds are invested in cash, cash items, government securities and securities of other regulated investment companies, the subchapter M diversification requirement will also satisfy the Section 817(h) requirement. If the safe harbor cannot be utilized, the assets of the fund must meet the following requirement. No more than
55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, and no more than
90% of the value of total assets can be invested in four securities.

Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

For purposes of the latter diversification requirement, the Fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the
U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Service Providers

INVESTMENT
MANAGEMENT SERVICES

Columbia Management is the investment manager for the Fund. Under the Investment Management Services Agreement (the
Agreement), the investment manager, subject to the policies set by the Board, provides investment management services.

Preliminary Statement of Additional Information – April , 2012

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 2.
Investment Management Services Agreement Fee Schedule

Assets (billions)

  Annual rate at
each asset level

Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

Manager of Managers Exemption

The Funds managed by Columbia Management have received an
order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses the nature of any material relationships it has with a subadviser to the Board.

Portfolio Managers. The following table provides information about the Fund’s portfolio managers as of Dec. 31, 2011.

Table 3. Portfolio Managers

Other Accounts Managed

Portfolio Manager

Number and type of account(a)

  Approximate Total Net Assets
(excluding the Fund)

Number of Accounts and Aggregate
Assets(b)

  Ownership
of Fund Shares(c)

Nicholas Pifer

None

James Carlen

None

(a)
RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b)
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)
All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

Potential Conflicts of Interest:

Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

Preliminary Statement of Additional Information – April , 2012

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds.
A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

Structure of Compensation:

Portfolio
managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the
overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

Exceptions to this general compensation approach exist for certain teams and individuals.

Preliminary Statement of Additional Information – April , 2012

ADMINISTRATIVE SERVICES

The Fund has an Administrative Services Agreement with Columbia Management. Under this agreement, the fund pays Columbia Management for providing administration and accounting services. The fee is calculated as follows:

Table 4. Administrative Services Agreement Fee Schedule

  Asset Levels and Breakpoints in Applicable
Fees

$0 –500,000,000

$500,000,001 – 1,000,000,000

$1,000,000,001 – 3,000,000,000

$3,000,000,001 – 12,000,000,000

$12,000,000,001 +

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Preliminary Statement of Additional Information – April , 2012

TRANSFER AGENCY SERVICES

The Fund has a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the
Fund’s shares. Under the agreement, the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the Fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110, an indirect, wholly-owned subsidiary of Columbia Management, is the Fund’s principal underwriter. The
Fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the Distributor. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund’s average daily net assets for Class 2 shares. These fees are not applicable to Class 1 shares.

Expenses covered under this Plan include sales
commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to shareholders. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in Fund assets and thus potentially result in economies of scale and lower costs for all shareholders over time.

The Plan must be
approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by the Distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

CUSTODIAN SERVICES

The Fund’s securities and
cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or an other financial institutions as permitted by law and by the Fund’s custodian agreement.

BOARD SERVICES CORPORATION

The Fund has an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board
Services’ responsibility to serve as an agent of the Fund for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the Fund and its Board, and to provide any other services to the Board or the independent members, as may be reasonably requested.

Preliminary Statement of Additional Information – April , 2012

Organizational Information

The Fund is an open-end management investment company. The Fund’s headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The Fund is owned by Accounts of
participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor. The shares of a Fund represent an interest in that Fund’s assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

For a discussion of the rights of
contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus or you Plan documents. All shares have voting rights over the Fund’s management and fundamental policies.
Each share is entitled to vote based on the total dollar interest in the Fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the
Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also
provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 5. Fund History Table

Preliminary Statement of Additional Information – April , 2012

Board Members and Officers

Shareholders elect the Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of
America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard,
Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members prior to the Transaction, of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia
Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve Trustees to sixteen for all mutual funds overseen by the Board.

Table 6.
Board Members

Independent Board Members

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

  Number of
 funds in the   Fund
Family   overseen by
Board member

  Other present or
past directorships/ trusteeships (within past 5 years)

  Committee
memberships

Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57

Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds

Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006

153

None

Audit, Board Governance, Compliance, Investment Review

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67

Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds

Managing Director, E.J. Boudreau & Associates (consulting) since 2000

146

Former Trustee, BofA Funds Series Trust (11 funds)

Audit, Executive, Compliance, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57

Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds

President, Springboard-Partners in Cross Cultural Leadership (consulting company)

153

None

Audit, Investment Review

Preliminary Statement of Additional Information – April , 2012

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

  Number of
 funds in the   Fund
Family   overseen by
Board member

  Other present or
past directorships/ trusteeships (within past 5 years)

  Committee
memberships

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68

Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds

Retired

146

Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company
(oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Audit, Board Governance, Executive, Investment Review

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60

Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds

Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University

153

None

Contracts, Compliance Investment Review

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68

Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds

Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A.,
January 2008-August 2010

146

Trustee, BofA Funds Series Trust (11 funds)

Audit, Executive, Compliance, Investment Review

R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68

Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds

Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO
Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003-May 2011

146

Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial, Inc. (insurance)

Contracts, Board Governance, Investment Review

Preliminary Statement of Additional Information – April , 2012

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

  Number of
 funds in the   Fund
Family   overseen by
Board member

  Other present or
past directorships/ trusteeships (within past 5 years)

  Committee
memberships

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72

Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds

President Emeritus and Professor of Economics Emeritus, Carleton College

153

Valmont Industries, Inc. (manufactures irrigation systems)

Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68

Board member since 12/06 for legacy Seligman funds, since 12/08 for RiverSource Funds and since 6/11 for Nations Funds

Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services),
1986-1997

153

None

Audit, Board Governance, Investment Review

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67

Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds

Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing),
2000-2007; Chairman, Franklin Portfolio Associates (investing – Mellon affiliate) 1982-2007

146

Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former, Trustee, BofA Funds Series Trust (11 funds)

Contracts, Investment Review

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59

Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds

Director, Enterprise Asset Management, Inc. (private real estate and asset management company)

153

None

Board Governance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70

Board member since 2000 for legacy Seligman funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds

Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler
Corporation

153

Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Contracts, Compliance, Investment Review

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64

Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds

President – Micco LLC (private investments)

146

Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina

Contracts, Board Governance, Investment Review

Preliminary Statement of Additional Information – April , 2012

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

  Number of
 funds in the   Fund
Family   overseen by
Board member

  Other present or
past directorships/ trusteeships (within past 5 years)

  Committee
memberships

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67

Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds

Chief Executive Officer and Director, RiboNovix, Inc., 2003-2010 (biotechnology); former President, Aquila Biopharmaceuticals

153

Director, Healthways, Inc. (health management programs); Director, ICI Mutual Insurance Company, RRG; Director, Abt Associates (government contractor)

Contracts, Executive, Investment Review

Interested Board Member Not Affiliated with Investment Manager*

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

Number of funds in the Fund Family overseen by Board member

  Other present or
past directorships/ trusteeships (within past 5 years)

  Committee
Memberships

Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 65

Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds

Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company
(consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006

146

Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former
Trustee, BofA Funds Series Trust (11 funds)

Compliance, Investment Review

*

Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Preliminary Statement of Additional Information – April , 2012

Interested Board Member Affiliated with Investment Manager*

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

Number of funds in the Fund Family overseen by Board member

  Other present or
past directorships/ trusteeships (within past 5 years)

  Committee
Memberships

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 51

Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002

Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President,
Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and
Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management
Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010)

153

None

None

*

Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

Preliminary Statement of Additional Information – April , 2012

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Fund’s other officers are:

Table 7. Fund Officers

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47

President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds

Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing
Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October
2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46

Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds

Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010
(previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006-2009)

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42

Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for
Nations Funds

Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors,
LLC, September 2004 – April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52

Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief
Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds

Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since
June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005 – April 2010); Vice President,
Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief
Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52

Senior Vice President since 5/10 for RiverSource Funds and Nations Funds

Vice President – Asset Management, Ameriprise Financial, Inc., since July 2011; Director and President, Columbia Management Investment Advisers,
LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 –April 2010; Chief Executive
Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

  Colin Moore
 225 Franklin Street   Boston, MA 02110
Age 53

Senior Vice President since 5/10 for RiverSource Funds and Nations Funds

Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment
Officer, Columbia Management Advisors, LLC, 2007 – April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Preliminary Statement of Additional Information – April , 2012

Name, address, age

  Position held
 with funds and   length of
service

  Principal occupation
during past five years

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 47

Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds

Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and
Investment Product Group Compliance), Bank of America, June 2005 –April 2010

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53

Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds

President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July
2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 – April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42

Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds

Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April
2004 – January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 - March 2011

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55

Vice President since 4/11 and Assistant Treasurer since 199 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations
Funds

Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets,
Investment Accounting, Ameriprise Financial Corporation, February 1998 – May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42

Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations
Funds

Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia
Management Advisors, LLC from January 2006 to April 2010

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43

Vice President since 4/11and Assistant Secretary since 11/08 for RiverSource Funds and 5/1/10 for Nations Funds

Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November
2008 – January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 – November 2008 and Managing Director and Associate General Counsel of Seligman,
January 2005 –July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42

Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds

Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America,
June 2005 – April 2010

Responsibilities of Board with respect to fund management

The Board oversees management of the trusts and the funds (collectively, the “funds”). The Board is chaired by an Independent Board Member who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief
Compliance Officer (“CCO”), counsel to the Independent Board Members (as described below), and representatives of the funds’ service providers and overseeing Board Services.

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The investment manager is responsible for day-to-day

Preliminary Statement of Additional Information – April , 2012

management and administration of the funds and management of the risks that arise from the funds’ investments and operations. The Board’s oversight of the investment manager and other service providers in the operation of the funds includes oversight with respect to various risk management functions. The funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.
Day-to-day risk management functions are subsumed within the responsibilities of the investment manager, the subadvisers and other service providers (depending on the nature of the risk) who carry out the funds’ investment management and business affairs. Each of the investment manager, the subadvisers and other service providers has its own, independent interest in risk management, and its policies and methods of carrying out risk management functions will depend, in part, on its analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the funds and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the trusts, the Board, directly or through a committee, interacts with and reviews reports from, among others, the investment manager, subadvisers, the independent registered public accounting firm for the funds, and internal auditors for the investment manager or its affiliates, as appropriate, regarding risks faced by the funds and relevant risk functions. The Board also meets periodically with the funds’ CCO, to receive reports regarding the compliance of the funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board, with the assistance of the Investment Review Committee, reviews investment policies in connection with its review of the funds’ performance, and meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds, including various investment risks. As part of the Board’s periodic review of the funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. In addition, the Board oversees processes that are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Board Members (for these purposes, persons who are not affiliated persons of the investment manager or Ameriprise Financial). The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Board Members and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent board

Preliminary Statement of Additional Information – April , 2012

member; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included in Table 6.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL
BACKGROUND

Name

Geographic

For Profit; CIO/CFO; CEO/COO

Non-Profit; Government; CEO

Investment

Legal; Regulatory

Political

Academic

Audit Committee; Financial Expert

Blatz

MN

X

X

X

Boudreau

MA

X

X

X

Carlton

NY

X

X

X

Carmichael

IL

X

X

X

X

Flynn

MA

X

Hawkins

CA

X

X

X

Hilliard

CA

X

Lewis

MN

X

X

Maher

CT

X

X

X

Nagorniak

MA

X

X

Paglia

NY

X

X

X

Richie

MI

X

X

Santomero

PA

X

X

X

X

X

Shaw

SC

X

X

Taunton-Rigby

MA

X

X

X

With respect to the trusteeship of Mr. Truscott on the Board, who is not an Independent Board Member, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Board Members’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. With respect to the trusteeship of Dr. Santomero on the Board, the committee and the Board have concluded that, despite his lack of technical independence of the funds under the 1940 Act (arising from his board service to Citigroup, Inc. and Citigroup, N.A.), he could serve with “substantive independence” primarily since he has no financial interest or relationship with the investment manager or Ameriprise Financial. The committee and the Board also took into account Dr. Santomero’s broad array of experiences from management consulting to academia to public service, which can complement well the mix of experiences represented by the other Board members.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for Independent Board
Members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with Independent Board Members on a regular basis to discuss compliance matters.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

Executive
Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and
oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Preliminary Statement of Additional Information – April , 2012

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the
Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures.

Preliminary Statement of Additional Information – April , 2012

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2011 of all funds in the Fund Family overseen by the Board members. All shares of the Fund are owned by life insurance companies and are not available for purchase by individuals. Consequently, no Board member owns any shares of the Fund.

Table 8. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2011:

Board member

Aggregate dollar range of equity securities of all funds in the Fund Family overseen by Board member

Kathleen Blatz

Edward J. Boudreau, Jr.

Pamela G. Carlton

William P. Carmichael

Patricia M. Flynn

William A. Hawkins

R. Glenn Hillard

Stephen R. Lewis, Jr.

John F. Maher

John J. Nagorniak

Catherine James Paglia

Leroy C. Richie

Anthony M. Santomero

Minor M. Shaw

Alison Taunton-Rigby

William F. Truscott

*
Includes deferred compensation invested in share equivalents.

Preliminary Statement of Additional Information – April , 2012

COMPENSATION OF BOARD MEMBERS

The Independent Board Members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Board Members, the Independent Board Members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the independent Board members, and the Funds’ service providers), which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective June 1, 2011, Independent Board Members will be paid an annual retainer of $165,000. Committee Chairs each receive an additional annual retainer of $20,000 and subcommittee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board Members are not paid for special meetings conducted by telephone. In 2011, the Board’s Chair will receive total annual cash compensation of $430,000.

The Independent Board Members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a
Board member may elect to have his or her deferred compensation treated as if it had been invested in shares of one or more fund in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

Preliminary Statement of Additional Information – April , 2012

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in
Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On
December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’
opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise
Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise
Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance
that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Preliminary Statement of Additional Information – April , 2012

Independent Registered Public Accounting Firm

The financial statements, when available, will be audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South
6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm will also provide other accounting and tax-related services as requested by the Fund.

Preliminary Statement of Additional Information – April , 2012

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current
information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information, or based on other circumstances.

The
ratings are based, in varying degrees, on the following considerations:

•

  Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•

Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate
capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt
subordinated to senior debt that is assigned an actual or implied CCC rating.

Preliminary Statement of Additional Information – April , 2012

A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied
CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to
be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated
Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds
that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the
lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors
in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Preliminary Statement of Additional Information – April , 2012

A-2

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:
Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are
in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1
This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D
Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Preliminary Statement of Additional Information – April , 2012

A-3

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating
symbols and definitions are as follows:

SP-1
Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s
rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a
superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and
(v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or
supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are
rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates
the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality.
Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Preliminary Statement of Additional Information – April , 2012

A-4

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+:
Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:
Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2:
Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3:
Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:
Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:
Default. Issues assigned this rating are in actual or imminent payment default.

Preliminary Statement of Additional Information – April , 2012

A-5

Appendix B

Proxy Voting Policy

Proxy
Voting Guidelines

As Amended and Restated – Effective

January 24, 2011

Set forth on the following pages are guidelines adopted and used by the Funds listed on the cover page of the Statement of Additional Information to which these Guidelines are appended. These Funds are governed by the same Board of Trustees (the “Board”, “We”, “Us” or
“Our”) and guide the Board in voting proxies on behalf of the Funds (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Board may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Preliminary Statement of Additional Information – April , 2012

B-1

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Board generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Board generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an
affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee
who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor
Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Board will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested
elections, the Board will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Board will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Board uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Board generally
votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence
and Committees

The Board generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Board generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Preliminary Statement of Additional Information – April , 2012

B-2

Removal of Directors

The Board generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Board will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Board
generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Board generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Board
generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Board
generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Board generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Board will generally
vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Board will vote on a CASE-BY-CASE basis on adjournment
proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Board
generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Board
generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

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Proxy Contest Advance Notice

The Board generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Board will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Board will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Board generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Board supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document
Amendments

The Board generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Board will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Board will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Board generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Board generally votes in
accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

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Approve or Amend Performance-Based 162(m) Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Board generally votes in accordance with
recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Board generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The
Board generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Board will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Board generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Board generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Board generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Board will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Board generally
votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the
Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Board generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The
Board generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Preliminary Statement of Additional Information – April , 2012

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Director Retirement Plans

The Board will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Board will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Board will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Board also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Board generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Board generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Board generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Board generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Board will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Board will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without
Subscription Rights (Preemptive Rights)

The Board generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Board generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Board generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Board generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Board will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

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Going Private

The Board will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Board will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Board will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Board will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Board generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Board will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Board generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Board generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Board generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Board generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

The Board generally votes in accordance with
recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

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Indemnification of External Auditor

The Board will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Board will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Board
generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c)
because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible
Investing

The Board generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and
Lobbying Expenses

The Board generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Board generally will ABSTAIN from voting on
proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Board generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Board generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Board will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues - Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Board generally votes in
accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Board generally will vote
FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

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B-8

Approve Director Fees

The Board generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues - General Corporate Governance

Digitalization of Certificates

The Board generally will vote FOR proposals seeking
shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Board generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Board generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Board generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Board generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of
Association or Incorporation to Law or Stock Exchange

The Board generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Board generally will
vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Board generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in
European countries.

Authorize Company to Engage in Transactions with Related Parties

The Board generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special
Business

The Board generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

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B-9

Elect Chairman of the Meeting

The Board generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The
Board generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Board generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’
reports.

Foreign Issues - Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory
Auditor’s Family

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues - Business Entity, Capitalization

Set or Approve the Dividend

The Board generally will vote FOR proposals requesting
shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Board generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Board generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Board generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Board generally will
vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The
Board generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The
Board generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Board generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the

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B-10

company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Board generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Board generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Board generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Board generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Board generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Board generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues - Defense Mechanisms

Authorize Board to Use
All Outstanding Capital

The Board will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues - Auditors

Approve Special Auditors’ Report

The Board generally will vote FOR proposals
that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The
Board generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues - Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Board generally
will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

S-            -20 A (5/12)

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B-11

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)

Amendment No. 1 to the Agreement and Declaration of Trust effective September 11, 2007, filed electronically on or about September 28, 2007 as Exhibit (a)(1) to Registrant’s
Registration Statement No. 333-146374 is incorporated by reference.

(a)(2)

Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant’s
Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3)

Amendment No. 3 to the Agreement and Declaration of Trust effective January 8, 2009, filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant’s
Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(4)

Amendment No. 4 to the Agreement and Declaration of Trust effective January 14, 2010, filed electronically on or about April 14, 2010 as Exhibit (a)(4) to Registrant’s
Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(5)

Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (a)(5) to Registrant’s
Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(6)

Amendment No. 6 to the Agreement and Declaration of Trust effective November 11, 2010, filed electronically on or about April 29, 2011 as Exhibit (a)(6) to Registrant’s
Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(7)

Amendment No. 7 to the Agreement and Declaration of Trust effective January 13, 2011, filed electronically on or about April 29, 2011 as Exhibit (a)(7) to Registrant’s
Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(b)

By-laws filed electronically on or about September 28, 2007 as Exhibit (b) to Registrant’s Registration Statement No. 333-146374 are incorporated by reference.

(c)

Stock Certificate: Not applicable.

(d)(1)

Investment Management Services Agreement, dated March 1, 2011, amended and restated March 7, 2011, between Columbia Management Investment Advisers, LLC and Registrant, filed electronically on or about April 29, 2011 as Exhibit (d)(1) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(2)

Form of Subadvisory Agreement between Columbia Management Investment Advisers, LLC, and a Subadviser filed electronically on or about April 14, 2010 as Exhibit (d)(2) to
Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(3)

Subadvisory Agreement, dated June 11, 2008, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about October
29, 2008 as Exhibit (d)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(4)

Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited
filed electronically on or about December 29, 2009 as Exhibit (d)(4) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(5)

Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited
filed electronically on or about April 29, 2011 as Exhibit (d)(5) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(6)

Amendment Three to Amended and Restated Subadvisory Agreement, dated July 1, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited,
filed electronically on or about August 29, 2011 as Exhibit (d)(6) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(d)(7)

Amendment Four to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited,
filed electronically on or about August 29, 2011 as Exhibit (d)(7) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(d)(8)

Addendum to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(8) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(e)

Distribution Agreement between Registrant and Columbia Management Investment Distributors, Inc., dated September 7, 2010, amended and restated March 11, 2011, filed electronically on or about April 29, 2011 as Exhibit (e) to Registrant’s Post-Effective Amendment No.15 to Registration Statement No. 333-146374 is incorporated by reference.

(f)

Deferred Compensation Plan, amended and restated May 20, 2010, filed electronically on or about November 29, 2011 as Exhibit (f) to Columbia Funds Series Trust II Post-Effective
Amendment No. 46 to Registration Statement No. 333-131683 is incorporated by reference.

(g)

Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about December 23, 2008 as Exhibit (g) to RiverSource International Managers,
Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1)

Administrative Services Agreement dated January 1, 2011, amended and restated August 12, 2011, between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about August 29, 2011 as Exhibit (h)(1) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2)

Transfer and Dividend Disbursing Agent Agreement, dated September 7, 2010, amended and restated March 11, 2011, between Registrant and Columbia Management Investment Services
Corp., filed electronically on or about April 29, 2011 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(3)

Master Fee Cap/Fee Waiver Agreement, dated May 2, 2011, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia
Management Investment Services Corp. and the Registrant, filed electronically on or about July 29, 2011 as Exhibit (h)(4) to Columbia Funds Series Trust II Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4)

License Agreement, effective May 1, 2006, amended and restated as of November 12, 2008, between Ameriprise Financial, Inc. and the Funds filed electronically on or about February
27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5)

Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about December 24, 2008 as
Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6)

Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International
Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7)

Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and
RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8)

Agreement and Plan of Reorganization, dated September 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource
Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, now known as Columbia Funds Variable Series Trust II, a Massachusetts business trust, and between RiverSource Variable Portfolio – Core Bond Fund, a series of
RiverSource Variable Series Trust, and RiverSource Variable Portfolio – Diversified Bond Fund, a series of RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9)

Agreement and Plan of Reorganization, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(9) to Registrant’s Post Effective Amendment No.
15 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(10)

Agreement and Plan of Redomiciling, dated December 20, 2010, filed electronically on or about April 29, 2011 as exhibit (h)(10) to Registrant’s Post Effective Amendment No.
15 to Registration Statement No. 333-146374 is incorporated by reference.

(i)

Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j)

Consent of Independent Registered Public Accounting Firm: Not Applicable.

(k)

Omitted Financial Statements: Not Applicable.

(l)

Initial Capital Agreement: Not Applicable.

(m)

Plan and Agreement of Distribution between Registrant and Columbia Management Investment Distributors, Inc., dated May 1, 2009, amended and restated March 11, 2011, filed electronically on or about April 29, 2011 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(n)

Rule 18f – 3(d) Plan, amended and restated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 9
to Registration Statement No. 333-146374 is incorporated by reference.

(o)

Reserved.

(p)(1)

Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about November 29, 2011 as Exhibit (p)(1) to Columbia Funds Series Trust II Post-Effective
Amendment No. 46 to Registration Statement No. 333-131683 is incorporated by reference.

(p)(2)

Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated July 1, 2011, filed electronically on or about July 29, 2011 as
Exhibit (p)(2) to Columbia Funds Series Trust II Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(p)(3)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Davis New York Venture Fund’s Subadviser Davis Selected Advisers, L.P., as amended effective August 1,
2009, filed electronically on or about April 29, 2011 as Exhibit (p)(3) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(4)

Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Partners Small Cap Value Funds’ Subadviser Donald Smith
& Co., Inc., adopted January 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio – Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement
No. 333-61346 is incorporated by reference.

(p)(5)

Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Small Cap Value Funds’ Subadviser Barrow, Hanley, Mewhinney
& Strauss, Inc., dated December 31, 2009, filed electronically on or about April 29, 2011 as Exhibit (p)(5) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(6)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser River Road Asset Management, LLC, dated January 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(6) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(7)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser Denver Investment Advisors LLC effective January 11, 2011, filed electronically on or about April 29, 2011 as Exhibit (p)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser Turner Investment Partners, Inc., dated March 1, 2008, filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9)

Code of Ethics, dated November 30, 2009, adopted under Rule 17j-1, for Columbia Absolute Return Emerging Markets Macro, Columbia Asia Pacific ex-Japan Fund, Columbia Emerging
Markets Opportunity, Columbia European Equity, Columbia Global Equity, Columbia Global Extended Alpha, Columbia Variable Portfolio – Emerging Markets Opportunity and Columbia Variable Portfolio – International Opportunity Funds’
Subadviser ,Threadneedle International Ltd., filed electronically on or about April 29, 2011 as Exhibit (p)(9) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(10)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – American Century Diversified Bond Fund’s and Variable Portfolio – American Century Growth
Fund’s Subadviser American Century Investment Management, Inc., dated January 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No.
333-146374 is incorporated by reference.

(p)(11)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Invesco International Growth Fund’s Subadviser Invesco Advisers, Inc., dated January 1, 2010, filed electronically on or about April 14, 2010 as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Morgan Stanley Global Real Estate Fund’s Subadviser Morgan Stanley Investment Management Inc., dated
September 17, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(13)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – MFS Value Fund’s Subadviser Massachusetts Financial Services Company, dated February 22, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(13) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(14)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – J.P. Morgan Core Bond Fund’s Subadviser J.P. Morgan Investment Management Inc., dated February 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(14) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(15)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – NFJ Dividend Value Fund’s Subadviser NFJ Investment Group LLC, dated October 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(16) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(16)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – PIMCO Mortgage-Backed Securities Fund’s Subadviser Pacific Investment Management Company, LLC, dated
May 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(17) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(17)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s Subadviser TCW Investment Management Company, dated August 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(18)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s Subadviser The London Company dated, December 9, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(19)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s and Variable Portfolio – Wells Fargo Short Duration Government
Fund’s Subadviser Wells Capital Management Incorporated dated April 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is
incorporated by reference.

(p)(20)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Nuveen Winslow Large Cap Growth Fund’s Subadviser Winslow Capital Management, Inc., dated January 1,
2011, filed electronically on or about April 29, 2011 as Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(21)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – AllianceBernstein International Value Fund’s Subadviser AllianceBernstein L.P., dated April 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(21) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(22)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Mondrian International Small Cap Fund’s Subadviser Mondrian Investment Partners Limited, dated January
1. 2007, filed electronically on or about April 14, 2010 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(23)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Marsico Growth Fund’s Subadviser Marsico Capital Management, LLC, dated September 1, 2008, filed electronically on or about April 14, 2010 as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(24)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Eaton Vance Floating-Rate Income Fund’s Subadviser Eaton Vance Management, dated May 15, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(25)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Columbia Wanger International Equities Fund and Columbia Wanger U.S. Equities Fund’s Subadviser
Columbia Wanger Asset Management, LLC, dated March 12, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(26)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Goldman Sachs Mid Cap Value Fund’s Subadviser Goldman Sachs Asset Management, L.P., dated January 15,
2010, filed electronically on or about April 29, 2011 as Exhibit (p)(26) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(27)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Jennison Mid Cap Growth Fund’s Subadviser Jennison Associates, LLC, dated June 30, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(27) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(28)

Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Pyramis International Equity Fund’s Subadviser Pyramis Global Advisors, LLC, dated 2011, filed electronically on or about April 29, 2011 as Exhibit (p)(28) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(q)

Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated June 8, 2011, is filed electronically herewith as Exhibit (q) to Registrant’s
Post-Effective Amendment No. 18 to Registration Statement No. 333-146374.

Item 29. Persons Controlled by or Under Common Control with Registrant:

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), as sponsor of the funds in the fund family that includes the
Columbia and RiverSource funds (the Fund Family), may make initial capital investments in funds in the Fund Family (seed accounts). Columbia Management also serves as investment manager of certain funds-of-funds in the Fund Family that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain funds in the Fund Family, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion as the vote of the direct public shareholders vote; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

Item 30.
Indemnification

The Declaration of Trust of the Registrant provides that the Registrant shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director/trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director/trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Registrant may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors/trustees or officers of the Registrant made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Registrant to the full extent authorized by the Massachusetts Business Corporation Act, all as
more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising
under the Securities Act of 1933 may be permitted to directors/trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director/trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director/trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not
be exclusive of any other rights of indemnification to which the directors/trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, or Dimensional Fund
Advisors, L.P. ., the

subadviser to Variable Portfolio (VP) – DFA International Value Fund, American Century Investment Management, Inc., the subadviser to VP – American Century Diversified Bond Fund and VP
– American Century Growth Fund, Columbia Wanger Asset Management LLC, the subadviser to VP – Columbia Wanger International Equities Fund and VP – Columbia Wanger U.S. Equities Fund, Davis Select Advisers, L.P., the subadviser to VP
– Davis New York Venture Fund, Eaton Vance Management, the subadviser to VP – Eaton Vance Floating-Rate Income Fund, Goldman Sachs Asset Management, L.P. the subadviser to VP – Goldman Sachs Mid Cap Value Fund, Invesco Advisers, Inc.,
the subadviser to VP – Invesco International Growth Fund, J.P. Morgan Investment Management Inc., the subadviser to VP – J.P. Morgan Core Bond Fund, Jennison Associates LLC, the subadviser to VP – Jennison Mid Cap Growth Fund,
Massachusetts Financial Services Company, the subadviser to VP – MFS Value Fund, Marsico Capital Management, LLC, the subadviser to VP – Marsico Growth Fund, Mondrian Investment Limited, the subadviser to VP – Mondrian International
Small Cap Fund, Morgan Stanley Investment Management, Inc., the subadviser to VP – Morgan Stanley Global Real Estate Fund , NFJ Investment Group LLC the subadviser to VP – NFJ Dividend Value Fund, Winslow Capital Management, Inc. the
subadviser to VP – Nuveen Winslow Large Cap Growth Fund, TCW Investment Management Company, The London Company of Virginia and Wells Capital Management Incorporated, the subadvisers to VP – Partners Small Cap Growth Fund, Barrow, Hanley,
Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc. River Road Asset Management, LLC and Turner Investment Partners, Inc. the subadvisers to VP – Partners Small Cap Value Fund, Pacific
Investment Management LLC, the subadviser to VP – PIMCO Mortgage Backed Securities Fund, Pyramis Global Advisors, LLC the subadviser to VP – Pyramis International Equity Fund, Threadneedle International Limited, the subadvisers to Columbia
VP – Emerging Markets Opportunity Fund and Columbia VP – International Fund and Wells Capital Management Incorporated the subadviser to VP – Wells Fargo Short Duration Government Fund except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(1)

Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients.
Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of CMIA held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

(2)

Dimensional Fund Advisors, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Dimensional
Fund Advisors, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Dimensional Fund Advisors, L.P. and is incorporated herein by reference. Information about the business of Dimensional Fund Advisors, L.P. and the directors and principal executive officers of Dimensional Fund Advisors, L.P. is also included in the Form ADV filed by Dimensional Fund Advisors, L.P. with the SEC pursuant to the Investment
Advisers Act of 1940 (File No. 801-16283), which is incorporated herein by reference.

(3)

American Century Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of
American Century Investment Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by American Century Investment Management, Inc. and is incorporated herein by reference. Information about the business of American Century Investment Management, Inc. and the directors and principal executive officers of American Century Investment Management, Inc. is also included in the Form ADV filed by American Century
Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-8174), which is incorporated herein by reference.

(4)

Barrow, Hanley, Mewhinney & Strauss, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Barrow, Hanley, Mewhinney & Strauss, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Barrow, Hanley, Mewhinney &
Strauss, Inc. and is incorporated herein by reference. Information about the business of Barrow, Hanley, Mewhinney & Strauss, Inc. and the directors and principal executive officers of Barrow, Hanley, Mewhinney & Strauss, Inc. is also included in the Form ADV filed by Barrow, Hanley,

Mewhinney & Strauss, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-31237), which is incorporated herein by reference.

(5)

Columbia Wanger Asset Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of
Columbia Wanger Asset Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Columbia Wanger Asset Management, Inc. and is incorporated herein by reference.
Information about the business of Columbia Wanger Asset Management, Inc. and the directors and principal executive officers of Columbia Wanger Asset Management, Inc. is also included in the Form ADV filed by Columbia Wanger Asset Management, Inc.
with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-41391), which is incorporated herein by reference.

(6)

Davis Selected Advisers, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Davis Selected
Advisers, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Davis Selected Advisers, L.P. and is incorporated herein by reference. Information about the business of
Davis Selected Advisers, L.P. and the directors and principal executive officers of Davis Selected Advisers, L.P. is also included in the Form ADV filed by Davis Selected Advisers, L.P. with the SEC pursuant to the Investment Advisers Act of 1940
(File No. 801-31648), which is incorporated herein by reference.

(7)

Denver Investment Advisors LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Denver
Investment Advisors LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Denver Investment Advisors LLC and is incorporated herein by reference. Information about the business of Denver Investment Advisors LLC and the directors and principal executive officers of Denver Investment Advisors LLC is also included in the Form ADV filed by Denver Investment Advisors LLC with the SEC pursuant to the Investment Advisers
Act of 1940 (File No. 801-47933), which is incorporated herein by reference.

(8)

Donald Smith & Co., Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Donald
Smith & Co., Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Donald Smith & Co., Inc. and is incorporated herein by reference. Information about the business of Donald Smith & Co., Inc. and the directors and principal executive officers of Donald Smith & Co., Inc. is also included in the Form ADV filed by Donald Smith & Co., Inc. with the SEC pursuant to the
Investment Advisers Act of 1940 (File No. 801-10798), which is incorporated herein by reference.

(9)

Eaton Vance Management performs investment management services for the Registrant and certain other clients. Information regarding the business of Eaton Vance
Management is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Eaton Vance Management and is incorporated herein by reference. Information about the business of Eaton Vance
Management and the directors and principal executive officers of Eaton Vance Management is also included in the Form ADV filed by Eaton Vance Management with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15930), which is incorporated herein by reference.

(10)

Goldman Sachs Asset Management, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Goldman
Sachs Asset Management, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Goldman Sachs Asset Management, L.P. and is incorporated herein by reference. Information about the business of Goldman Sachs Asset Management, L.P. and the directors and principal executive officers of Goldman Sachs Asset Management, L.P. is also included in the Form ADV filed by Goldman Sachs Asset Management, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37591), which is incorporated herein by reference.

(11)

Invesco Advisers, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of
Invesco Advisers, Inc. is set forth in the Prospectuses and Statement of

Additional Information of the Registrant’s series that are subadvised by Invesco Advisers, Inc. and is incorporated herein by reference. Information about the business of Invesco Advisers,
Inc. and the directors and principal executive officers of Invesco Advisers Inc. is also included in the Form ADV filed by Invesco Advisers, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-33949), which is incorporated herein by reference.

(12)

J.P. Morgan Investment Management Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of J.P.
Morgan Investment Management Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by J.P. Morgan Investment Management Inc. and is incorporated herein by reference.
Information about the business of J.P. Morgan Investment Management Inc. and the directors and principal executive officers of J.P. Morgan Investment Management Inc. is also included in the Form ADV filed by J.P. Morgan Investment Management Inc.
with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21011), which is incorporated herein by reference.

(13)

Jennison Associates LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Jennison Associates
LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Jennison Associates LLC and is incorporated herein by reference. Information about the business of Jennison
Associates LLC and the directors and principal executive officers of Jennison Associates LLC is also included in the Form ADV filed by Jennison Associates LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-5608),
which is incorporated herein by reference.

(14)

Marsico Capital Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Marsico
Capital Management, LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Marsico Capital Management, LLC and is incorporated herein by reference. Information about the business of Marsico Capital Management, LLC and the directors and principal executive officers of Marsico Capital Management, LLC is also included in the Form ADV filed by Marsico Capital Management, LLC with the SEC pursuant to the Investment
Advisers Act of 1940 (File No. 801-54914), which is incorporated herein by reference.

(15)

Massachusetts Financial Services Company performs investment management services for the Registrant and certain other clients. Information regarding the business of
Massachusetts Financial Services Company is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Massachusetts Financial Services Company and is incorporated herein by reference. Information about the business of Massachusetts Financial Services Company and the directors and principal executive officers of Massachusetts Financial Services Company is also included in the Form ADV filed by Massachusetts Financial
Services Company with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-17352), which is incorporated herein by reference.

(16)

Mondrian Investment Partners Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of
Mondrian Investment Partners Limited is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Mondrian Investment Partners Limited and is incorporated herein by reference.
Information about the business of Mondrian Investment Partners Limited and the directors and principal executive officers of Mondrian Investment Partners Limited is also included in the Form ADV filed by Mondrian Investment Partners Limited with the
SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37702), which is incorporated herein by reference.

(17)

Morgan Stanley Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Morgan Stanley Investment Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Morgan Stanley Investment Management, Inc. and is incorporated herein by reference. Information about the business of Morgan Stanley Investment Management, Inc. and the directors and principal executive officers of Morgan Stanley Investment Management, Inc. is also included in the Form ADV filed by Morgan
Stanley

Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15757), which is incorporated herein by reference.

(18)

NFJ Investment Group LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of NFJ Investment
Group LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by NFJ Investment Group LLC and is incorporated herein by reference. Information about the business of NFJ
Investment Group LLC and the directors and principal executive officers of NFJ Investment Group LLC is also included in the Form ADV filed by NFJ Investment Group LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File
No. 801-47940), which is incorporated herein by reference.

(19)

Pacific Investment Management Company LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of
Pacific Investment Management Company LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pacific Investment Management Company LLC and is incorporated herein by reference. Information about the business of Pacific Investment Management Company LLC and the directors and principal executive officers of Pacific Investment Management Company LLC is also included in the Form ADV filed by Pacific Investment
Management Company LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-48187), which is incorporated herein by reference.

(20)

Pyramis Global Advisors, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Pyramis Global
Advisors, LLC set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pyramis Global Advisors, LLC and is incorporated herein by reference. Information about the business of
Pyramis Global Advisors, LLC and the directors and principal executive officers of Pyramis Global Advisors, LLC is also included in the Form ADV filed by Pyramis Global Advisors, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File
No. 801-63658), which is incorporated herein by reference.

(21)

River Road Asset Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of River Road
Asset Management, LLC set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by River Road Asset Management, LLC and is incorporated herein by reference. Information about the business of River Road Asset Management, LLC and the directors and principal executive officers of River Road Asset Management, LLC is also included in the Form ADV filed by River Road Asset Management, LLC with the SEC pursuant to the Investment
Advisers Act of 1940 (File No. 801-64175), which is incorporated herein by reference.

(22)

TCW Investment Management Company performs investment management services for the Registrant and certain other clients. Information regarding the business of TCW
Investment Management Company set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by TCW Investment Management Company and is incorporated herein by reference. Information about the business of TCW Investment Management Company and the directors and principal executive officers of TCW Investment Management Company is also included in the Form ADV filed by TCW Investment Management Company with the SEC pursuant to the
Investment Advisers Act of 1940 (File No. 801-29075), which is incorporated herein by reference.

(23)

The London Company of Virginia performs investment management services for the Registrant and certain other clients. Information regarding the business of The London
Company of Virginia set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by The London Company of Virginia and is incorporated herein by reference. Information about the business of The London Company of Virginia and the directors and principal executive officers of The London Company of Virginia is also included in the Form ADV filed by The London Company of Virginia with the SEC pursuant to the Investment Advisers Act of
1940 (File No. 801-46604), which is incorporated herein by reference.

(24)

Threadneedle International Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of
Threadneedle International Limited set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Threadneedle International Limited and is incorporated herein by reference. Information about the business of Threadneedle International Limited and the directors and principal executive officers of Threadneedle International Limited is also included in the Form ADV filed by Threadneedle International Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63196), which is incorporated herein by reference.

(25)

Turner Investment Partners, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Turner
Investment Partners, Inc. set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Turner Investment Partners, Inc. and is incorporated herein by reference. Information about the business of Turner Investment Partners, Inc. and the directors and principal executive officers of Turner Investment Partners, Inc. is also included in the Form ADV filed by Turner Investment Partners, Inc. with the SEC pursuant to the Investment
Advisers Act of 1940 (File No. 801-36220), which is incorporated herein by reference.

(26)

Wells Capital Management Incorporated performs investment management services for the Registrant and certain other clients. Information regarding the business of Wells
Capital Management Incorporated set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Wells Capital Management Incorporated and is incorporated herein by reference. Information about the business of Wells Capital Management Incorporated and the directors and principal executive officers of Wells Capital Management Incorporated is also included in the Form ADV filed by Wells Capital Management Incorporated with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21122), which is incorporated herein by reference.

(27)

Winslow Capital Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Winslow
Capital Management, Inc. set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Winslow Capital Management, Inc. and is incorporated herein by reference. Information about the business of Winslow Capital Management, Inc. and the directors and principal executive officers of Winslow Capital Management, Inc. is also included in the Form ADV filed by Winslow Capital Management, Inc. with the SEC pursuant to the Investment
Advisers Act of 1940 (File No. 801-41316), which is incorporated herein by reference.

Item 32. Principal
Underwriter

(a)

Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust
II; Columbia Funds Variable Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds
Master Investment Trust, LLC.

(b)

As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

  Name and Principal Business
Address*

 Position and Offices
with Principal Underwriter

 Positions and Offices   with
Registrant

William F. Truscott

Director (Chairman)

Board Member, Senior Vice President

Michael A. Jones

Director; Chief Executive Officer

Senior Vice President

Beth Ann Brown

Director; Senior Vice President

None

Amy Unckless

Director; Chief Administrative Officer

None

Jeffrey F. Peters

Senior Vice President

None

Dave K. Stewart

Chief Financial Officer

None

Scott R. Plummer

Vice President, Chief Counsel and Assistant Secretary

Senior Vice President and Chief Legal Officer

Stephen O. Buff

Vice President, Chief Compliance Officer

None

Christopher Thompson

Senior Vice President and Head of Investment Products and Marketing

None

Brian Walsh

Vice President, Strategic Relations

None

Frank Kimball

Vice President, Asset Management Distribution Operations and Governance

None

Thomas R. Moore

Secretary

None

Michael E. DeFao

Vice President and Assistant Secretary

Vice President and Assistant Secretary

Paul B. Goucher

Vice President and Assistant Secretary

Vice President and Assistant Secretary

Tara W. Tilbury

Vice President and Assistant Secretary

Assistant Secretary

Nancy W. LeDonne

Vice President and Assistant Secretary

None

Ryan C. Larrenaga

Vice President and Assistant Secretary

Assistant Secretary

Joseph L. D’Alessandro

Vice President and Assistant Secretary

Assistant Secretary

Christopher O. Petersen

Vice President and Assistant Secretary

Vice President and Secretary

Eric T. Brandt

Vice President and Assistant Secretary

None

Tara Dziengel

Anti-Money Laundering Officer

None

Kevin Wasp

Ombudsman

None

Lee Faria

Conflicts Officer

None

*

The principal business address of Columbia Management Investment Distributors, Inc. is 225 Franklin Street, Boston MA 02110.

(c)

Not Applicable.

Item 33. Location of
Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•

Fund headquarters, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;

•

  Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110;

•

  Registrant’s subadviser, American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111;

•

Registrant’s subadviser, Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201;

•

Registrant’s subadviser, Columbia Wanger Asset Management LLC, 227 West Monroe Street, Chicago, Illinois 60606;

•

Registrant’s subadviser, Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706;

•

Registrant’s subadviser, Denver Investment Advisors LLC, 1225 17th Street, 26th Floor, Denver, Colorado 80202;

•

Registrant’s subadviser, Dimensional Fund Advisors, L.P., 6300 Bee Cave Road, Building One, Austin, TX 78749;

•

Registrant’s subadviser, Donald Smith & Co., Inc., 152 West 57th Street, 22nd Floor, New York, New York 10019;

•

Registrant’s subadviser, Eaton Vance Management, Two International Place Boston, Massachusetts 02110;

•

Registrant’s subadviser, Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282;

•

Registrant’s subadviser, Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309;

•

Registrant’s subadviser, J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017;

•

Registrant’s subadviser, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017;

•

Registrant’s subadviser, Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado 80202;

•

Registrant’s subadviser, Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116;

•

Registrant’s subadviser, Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD;

•

Registrant’s subadviser, Morgan Stanley Investment Management, Inc., 522 Fifth Avenue, New York, New York 10036;

•

Registrant’s subadviser, NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas TX 75201;

•

  Registrant’s subadviser, Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660;

•

Registrant’s subadviser, Pyramis Global Advisors, LLC, 900 Salem Street, Smithfield, Rhode Island 02917;

•

  Registrant’s subadviser, River Road Asset Management, LLC, 462 South Fourth Street, Suite 1600 Louisville, Kentucky 40202;

•

  Registrant’s subadviser, TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017;

•

Registrant’s subadviser, The London Company of Virginia, 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226;

•

Registrant’s subadviser Threadneedle International Limited, London EC3A 8JQ, United Kingdom;

•

  Registrant’s subadviser Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312;

•

Registrant’s subadviser, Wells Capital Management Incorporated, 525 Market Street, San Francisco, California 94105;

•

  Registrant’s subadviser, Winslow Capital Management, Inc, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402;

•

  Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110;

•

  Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110; and

•

Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and in the State of Massachusetts on the 18th day of January, 2012.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By

/s/ J. Kevin Connaughton

J. Kevin Connaughton

President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of January 2012.

Signature

Capacity

Signature

Capacity

  /s/  J. Kevin Connaughton
J. Kevin Connaughton

  President   (Principal
Executive Officer)

/s/  R. Glenn Hilliard*
R. Glenn Hilliard

Trustee

  /s/  Michael G. Clarke
Michael G. Clarke

Chief Financial Officer (Principal Financial Officer)

/s/  John F. Maher*
John F. Maher

Trustee

  /s/  Paul D. Pearson
Paul D. Pearson

Chief Accounting Officer (Principal Accounting Officer)

/s/  John J. Nagorniak*
John J. Nagorniak

Trustee

  /s/  Stephen R. Lewis, Jr.*
Stephen R. Lewis, Jr.

Chair of the Board

/s/  Catherine James Paglia*
Catherine James Paglia

Trustee

  /s/  Kathleen A. Blatz*
Kathleen A. Blatz

Trustee

/s/  Leroy C. Richie*
Leroy C. Richie

Trustee

  /s/  Edward J. Boudreau, Jr.*
Edward J. Boudreau, Jr.

Trustee

/s/  Anthony M. Santomero*
Anthony M. Santomero

Trustee

  /s/  Pamela G. Carlton*
Pamela G. Carlton

Trustee

/s/  Minor M. Shaw*
Minor M. Shaw

Trustee

  /s/  William P. Carmichael*
William P. Carmichael

Trustee

/s/  Alison Taunton-Rigby*
Alison Taunton-Rigby

Trustee

  /s/  Patricia M. Flynn*
Patricia M. Flynn

Trustee

/s/  William F. Truscott*
William F. Truscott

Trustee

  /s/  William A. Hawkins*
William A. Hawkins

Trustee

*

Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically herewith as Exhibit (q) to Registrant’s Post-Effective
Amendment No. 18 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer

Scott R. Plummer

Contents of this Post-Effective Amendment No. 18 to Registration Statement

No. 333-146374

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectus for:

Columbia Variable Portfolio-Emerging Markets Bond Fund

Part B.

The Statement of Additional Information for:

Columbia Variable Portfolio-Emerging Markets Bond Fund

Other information.

The signatures.

EXHIBIT INDEX

(q)

Directors/Trustees Power of Attorney, dated June 8, 2011.